Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events
Subsequent Events

17.  Subsequent Events

Business Combination

On April 23, 2020, the shareholders of DEAC, a Delaware corporation approved the Business Combination, by and among DEAC, DraftKings, SBTech, DEAC Nevada, Merger Sub and certain other parties thereto, pursuant to which (i) DEAC merged with and into DEAC Nevada, with DEAC Nevada surviving the merger (the “reincorporation”), (ii) following the reincorporation, Merger Sub merged with and into DraftKings, with DraftKings surviving the merger (the “DK Merger”) and the stockholders of DraftKings received shares of Class A common stock and one stockholder of DraftKings also received shares of Class B common stock of New DraftKings (as defined below) and (iii) immediately following the DK Merger, DEAC Nevada acquired all of the issued and outstanding share capital of SBTech for a combination of cash and stock consideration. DraftKings and SBTech are now wholly-owned subsidiaries of DEAC Nevada, which was renamed “DraftKings Inc.” and is referred to herein as “New DraftKings”. The Business Combination resulted in the Company receiving $484,886 in gross proceeds on April 24, 2020.

Under the BCA, DEAC agreed to combine with DraftKings and SBTech for approximately $2,700,000, of which (a) approximately $2,055,000 was paid to (i) the current equity holders of DraftKings and (ii) holders of vested options and warrants exercisable for DraftKings equity in the form of newly issued options and warrants of New DraftKings exercisable for New DraftKings Class A common stock and (b) approximately €590,000 paid to the SBTech shareholders and holders of vested in-the-money options exercisable for equity of SBTech, consisting of  (i) €180,000 in cash, subject to customary net debt and working capital adjustments, as well as certain other specified items (the “Cash Consideration”) in respect of the SBTech shares and 30% of the in-the-money vested SBTech options (“Cashed-Out SBTech Options”) and (ii) approximately €410,000 in the form of shares of New DraftKings Class A common stock, and in the form of newly issued in-the-money vested options of New DraftKings exercisable for New DraftKings Class A common stock. Outstanding options exercisable for DraftKings or SBTech equity (other than Cashed-Out SBTech Options, for which the holders will receive a portion of the Cash Consideration for such options) were converted into options exercisable for shares of New DraftKings Class A common stock. After the execution of the BCA, but before the Closing, DraftKings granted restricted stock units to certain of its employees, which were converted into restricted stock units denominated in New DraftKings Class A common stock.

Upon the Closing, the mandatory conversion feature upon a business combination was triggered for the Convertible Notes described in Note 7, causing a conversion of the $109,165 outstanding principal amount of these Convertible Notes and any unpaid accrued interest in equity securities at a specified price. The noteholders received 11,254 shares of Class A common stock in New DraftKings as result of the conversion.

Upon the Closing, the Redeemable Convertible Preferred Stock described in Note 8 was exchanged as part of the consideration to the Company. The 114,564 shares of outstanding Series E-1 and F preferred redeemable stock were exchanged for 136,796 New DraftKings Class A common stock. The remaining DraftKings common stock holders received 139,731 shares of New DraftKings Class A common stock.

Immediately prior to the Closing, the Company issued 393,014 shares of Class B common stock to Mr. Robins. Upon the Closing, the Class B common stock of DraftKings was exchanged for 393,014 shares of Class B common stock of New DraftKings. Such shares carry 10 votes per share and allow Jason Robins to have 90% of the voting power of the capital stock of New DraftKings on a fully-diluted basis. As these shares have no economic or participating rights, they will be excluded from the calculation of earnings per share of New DraftKings.

New DraftKings has adopted a dual class stock structure comparable to the one in effect at DraftKings as of immediately prior to the Closing, comprised of Class A common stock, which carries one vote per share, and Class B common stock, which carries 10 votes per share. All stockholders of New DraftKings only hold shares of New DraftKings Class A common stock, except for Mr. Robins, who holds shares of New DraftKings Class A common stock and shares of New DraftKings Class B common stock.

The following securities of New DraftKings were issued in the reincorporation: (i) 50,000 shares of New DraftKings Class A common stock, representing (a) currently issued and outstanding public shares of DEAC, and (b) shares of DEAC Class A common stock that were issued immediately prior to the reincorporation upon conversion of 10,000 shares of DEAC Class B common stock and (ii) 19,666 shares of New DraftKings Class A common stock underlying the 19,666 warrants to purchase shares of DEAC Class A common stock that were converted into warrants to purchase shares of New DraftKings Class A common stock in connection with the Business Combination.

The Company considers events or transactions that occur after the balance sheet date, but before the condensed consolidated financial statements are issued, to provide additional evidence relative to certain estimates or identify matters that require additional disclosures. The Company evaluated subsequent events through May 15, 2020, the date on which the condensed consolidated financial statements were available to be issued. The condensed consolidated financial statements reflect those material items that arose after the balance sheet date, but prior to this date that would be considered recognized subsequent events.

18.  Subsequent Events

On December 22, 2019, Diamond Eagle Acquisition Corp, a special purpose acquisition company (“Diamond Eagle”), entered into a Business Combination Agreement (the “Business Combination Agreement”) with DraftKings Inc. (“DraftKings”), the Group, the Group’s shareholders, the representative of the Group’s shareholders, DEAC NV Merger Corp., a Nevada corporation and a wholly-owned subsidiary of DEAC (“DEAC Nevada”), DEAC Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of DEAC (“Merger Sub”), pursuant to which (i) Diamond Eagle will merge with and into DEAC Nevada, with DEAC Nevada surviving the merger (the “reincorporation”), (ii) following the reincorporation, Merger Sub will merge with and into DraftKings with DraftKings surviving the merger (the “DraftKings Merger”), (iii) immediately following the DraftKings Merger, Diamond Eagle will acquire all of the issued and outstanding share capital of SBTech and vested in-the-money options exercisable for SBTech share capital (the “SBTech Acquisition”) for approximately €590,000, consisting of (x) €180,000 in cash, subject to customary net debt and working capital and certain other specified adjustments payable in respect of the SBT shares and 30% of the in-the-money vested SBT options and (y) approximately €410,000 in shares of New DraftKings Class A common stock, valued at the redemption price for Diamond Eagle’s public shares in the Business Combination, and in the form of newly issued in-the-money vested options of New DraftKings exercisable for New DraftKings Class A common stock and (iv) DEAC Nevada will be renamed DraftKings Inc. Each of the DraftKings Merger and the SBTech Acquisition will be on the terms and subject to the conditions set forth in the Business Combination Agreement. The transaction is expected to close in 2020.

In January and February 2020, DraftKings issued $40,042 of additional Convertible Notes. Refer to Note 7 for the associated terms and conditions.

In February 2020, the Company paid off its $6,750 term note outstanding at December 31, 2019. In March 2020, the Company withdrew $44,500 in funds from its Credit Agreement with Pacific Western Bank. The Net facility available from the Credit Agreement for future withdrawals as of March 26, 2020 is $1,019, which represents the $50,000 facility less the $44,500 in funds withdrawn and the $4,481 in letters of credit outlined in Note 13. The $44,500 remains on deposit with Pacific Western Bank on March 26, 2020.

COVID‑19 is having a significant impact on the Company. The direct impact on the Company beyond disruptions in normal business operations is primarily through the suspension, postponement and cancellation of major sports seasons and sporting events. Typically, during the March and April time periods, the Company would have significant user interest and activity in our DFS and Sportsbook product offerings for sporting events such as the NCAA college basketball tournament, the Masters golf tournament, as well as late season games and early playoff series of the National Basketball Association and the National Hockey League. The status of most of these sporting events is unknown, including whether the NBA season will be completed either in part or in its entirety on a delayed schedule or whether the Masters will be played anytime in calendar year 2020.

The ultimate impact of COVID‑19 on the Company’s financial and operating results is unknown and will depend on the length of time that these disruptions exist and whether the sports seasons and sporting events will ultimately be suspended, postponed, or cancelled; however, COVID‑19 has had an impact and may continue to have an impact, the full extent of which is unknown, but which could be material.

The Company considers events or transactions that occur after the balance sheet date, but before the consolidated financial statements are issued to provide additional evidence relative to certain estimates or identify matters that require additional disclosures. The Company evaluated subsequent events through March 26, 2020, the date on which the consolidated financial statements were available to be issued. The consolidated financial statements reflect those material items that arose after the balance sheet date, but prior to this date that would be considered recognized subsequent events.